CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share capital	Additional paid in capital	Remeasurement of post-employment benefit obligations	Other capital reserves	Call option to purchase shares of subsidiary	Foreign currency translation reserve	Accumulated deficit	Total equity attributed to shareholders of the Company	Non-controlling Interests	Total
Balance at Dec. 31, 2019		$ 7	$ 16,689	$ (203)	$ 9,680	$ (493)	$ 0	$ (11,026)	$ 14,654	$ 1,015	$ 15,669
Statements [Line Items]
Loss for the year		0	0	0	0	0	0	(6,254)	(6,254)	171	(6,083)
Other comprehensive income (loss) for the year		0	0	(126)	0	0	243	0	117	0	117
Transactions with non-controlling interests		0	0	0	(356)	493	0	0	137	(1,186)	(1,049)
Share-based payments		0	0	0	0	0	0	3,847	3,847	0	3,847
Balance at Dec. 31, 2020		7	16,689	(329)	9,324	0	243	(13,433)	12,501	0	12,501
Statements [Line Items]
Loss for the year		0	0	0	0	0	0	(24,763)	(24,763)	(6)	(24,769)
Other comprehensive income (loss) for the year		0	0	431	0	0	151	0	582	(64)	518
Non-controlling interests from business combination		0	0	0	0	0	0	0	0	1,530	1,530
IPO		1	132,559	0	0	0	0	0	132,560	0	132,560
Transactions with non-controlling interests		0	0	0	205	0	0	0	205	(1,460)	(1,255)
Business combination under common control		$ 0	0	0	(26)	0	0	0	(26)	0	(26)
Employee options exercised			1,118	0	0	0	0	0	1,118	0	1,118
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0		9,499	9,499	0	9,499
Balance at Dec. 31, 2021		8	150,366	102	9,503	0	394	(28,697)	131,676	0	131,676
Statements [Line Items]
Loss for the year								(37,509)	(37,509)		(37,509)
Other comprehensive income (loss) for the year		$ 0	0	146	0	0	(374)	0	(228)	0	(228)
Employee options exercised			1,040	0	0	0	0	0	1,040	0	1,040
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0	0	9,656	9,656	0	9,656
Balance at Dec. 31, 2022		$ 8	$ 151,406	$ 248	$ 9,503	$ 0	$ 20	$ (56,550)	$ 104,635	$ 0	$ 104,635

[1]	Presents less than 1 thousand